Unaudited Interim Condensed Consolidated Statement of Comprehensive Income (Loss) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Loss for the period	€ (18,127)	€ (26,041)
Items that may be reclassified to profit or loss
Currency translation differences	1,628	(244)
Other comprehensive income/(loss) for the period, net of tax	1,628	(244)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD ATTRIBUTABLE TO THE OWNERS OF THE COMPANY	€ (16,500)	€ (26,285)